INCOME TAXES - Additional details (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Valuation allowance	$ 1,142,829	$ 764,194
Net operating losses carryforwards
Valuation Allowance [Line Items]
Valuation allowance		3,098,239
Labor cost compensation
Valuation Allowance [Line Items]
Valuation allowance		$ 60,873